N-2 - USD ($)				1 Months Ended	3 Months Ended
		Mar. 14, 2025	Mar. 31, 2024	May 03, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Cover [Abstract]
Entity Central Index Key		0001513363
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		FIDUS INVESTMENT Corp
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses:
Sales load (as a percentage of offering price)	—	(1)
Offering Expenses born by us (as a percentage of offering price)	—	(2)
Dividend reinvestment plan expenses	—	(3)
Total stockholder transaction expenses paid by us (as a percentage of offering price)	—	(4)
(1)	In the event that securities are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load.
(2)
In the event that we conduct an offering of any of our securities, a corresponding prospectus supplement will disclose the estimated offering expenses because they will be ultimately borne by the Company (and indirectly by our stockholders).

(3)	The expenses of administering our dividend reinvestment plan are included in other expenses.
(4)	Total stockholder transaction expenses may include a sales load and will be disclosed in a future prospectus supplement, if any.

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.00%
Other Transaction Expenses [Percent]	[4]	0.00%
Annual Expenses [Table Text Block]
Annual expenses (as a percentage of net assets attributable to common stock) (5) :
Base management fee	2.96	% (6)
Incentive fees payable under Investment Advisory Agreement	3.02	% (7)
Interest payments on borrowed funds	3.64	% (8)
Other expenses	1.13	% (9)

Total annual expenses, before base management fee waiver	10.75	% (10)
Base management fee waiver	(0.05	%) (11)

Total annual expenses, net of base management fee waiver	10.70	% (12)

(5)	Net assets attributable to common stock equals average net assets, which is calculated as the average of the net assets balances for the three months ended March 31, 2024.
(6)
Our base management fee is 1.75% of the average value of our total assets (other than cash and cash equivalents but including assets purchased with borrowed amounts). This item represents actual base management fees incurred for the three months ended March 31, 2024. We may from time to time decide it is appropriate to change the terms of the investment advisory and management agreement by and between the Company and our investment advisor (the “Investment Advisory Agreement”). Under the 1940 Act, any material change to our Investment Advisory Agreement must be submitted to stockholders for approval. The 2.96% reflected in the table is calculated on our net assets (rather than our total assets). See Part I, Item 1. “Business - Management and Other Agreements-Investment Advisory Agreement” in our most recent Annual Report on Form 10-K.

(7)
This item represents actual fees incurred on pre-incentive fee net investment income (income incentive fee) and actual fees payable for the capital gains incentive fee for the three months ended March 31, 2024. The capital gains incentive fee payable as of March 31, 2024 was $0.2 million. For the three months ended March 31, 2024, we accrued capital gains incentive fees (reversal) of $0.5 million in accordance with U.S. GAAP, which equals 0.08% of average net assets attributable to common stock; such amount has not been included in the estimated expenses figure reflected in the table above.

The incentive fee consists of two parts:
The first, payable quarterly in arrears, equals 20.0% of our pre-incentive fee net investment income, expressed as a rate of return on the value of our net assets (including interest that is accrued but not yet received in cash), subject to a 2.0% quarterly (8.0% annualized) hurdle rate and a “catch-up” provision measured as of the end of each calendar quarter. Under this provision, in any calendar quarter, our investment advisor receives no incentive fee until our pre-incentive fee net investment income equals the hurdle rate of 2.0% but then receives, as a “catch-up,” 100.0% of our pre-incentive fee net investment income with respect to that portion of such pre-incentive fee net investment income, if any, that exceeds the hurdle rate but is less than 2.5%. The effect of this provision is that, if pre-incentive fee net investment income exceeds 2.5% in any calendar quarter, our investment advisor will receive 20.0% of our pre-incentive
fee net investment income as if a hurdle rate did not apply.
The second part, payable annually in arrears, equals 20.0% of our realized capital gains net of realized capital losses and unrealized capital depreciation, if any, on a cumulative basis from inception through the end of the fiscal year (or upon the termination of the Investment Advisory Agreement, as of the termination date), less the aggregate amount of any previously paid capital gain incentive fees. In accordance with U.S. GAAP, we accrue the capital gains incentive fee in our consolidated financial statements considering the fair value of investments on that date (i.e., the amount of fee which would be payable under a hypothetical liquidation based on the fair value of investments as of that date), which differs from the calculation of the amount payable in cash by the inclusion of unrealized capital appreciation. See Part I, Item 1. “Business - Management and Other Agreements-Investment Advisory Agreement” in our most recent Annual Report on Form 10-K.

(8)
As of March 31, 2024, we had outstanding SBA debentures of $175.0 million; we had $125.0 million outstanding of our 4.75% notes due 2026 (the “January 2026 Notes”); we had $125.0 million outstanding of our 3.50% notes due 2026 (the “November 2026 Notes” and together with the January 2026 Notes, the “Notes”); we had outstanding borrowings of $22.5 million under our senior secured revolving credit agreement with certain lenders party thereto and ING Capital, LLC, as administrative agent (the “Credit Facility”), which has a total commitment of $100.0 million. Interest payments on borrowed funds is based on estimated annual interest and fee expenses on outstanding SBA debentures and the Notes and outstanding borrowings under the Credit Facility as of March 31, 2024 with a weighted average stated interest rate of 4.568% as of that date. We also pay a commitment fee between 0.5% and 2.675% per annum based the unutilized commitment under our Credit Facility. We have estimated the annual interest expense on borrowed funds and caution you that our actual interest expense will depend on prevailing interest rates and our rate of borrowing, which may be substantially higher than the estimate provided in this table.

(9)
Other expenses represent our estimated annual operating expenses, as a percentage of net assets attributable to common shares estimated for the three months ended March 31, 2024, including professional fees, directors’ fees, insurance costs, expenses of our dividend reinvestment plan, payments under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by our administrator, expenses incurred in a money market fund, and our income tax provision (benefit) relating to deferred and current tax provision (benefit) for U.S. federal income taxes and excise, state and other taxes. See Part I, Item 1. “Business - Management and Other Agreements-Administration Agreement” in our most recent Annual Report on Form 10-K. Other expenses exclude interest payments on borrowed funds and, for issuances of debt securities or preferred stock, interest payments on debt securities and distributions with respect to preferred stock. “Other expenses” are based on actual other expenses for the three months ended March 31, 2024.

(10)
“Total annual expenses, before base management fee waiver” as a percentage of consolidated net assets attributable to common stock are higher than the total annual expenses percentage would be for a company that is not leveraged. We borrow money to leverage our net assets and increase our total assets.

(11)	The Board of Directors accepted a voluntary, non-contractual, and unconditional waiver from the Investment Advisor to permanently exclude any investments recorded as secured borrowings as defined under GAAP from the base management fee payable as of March 31, 2024. The base management fee waived as of March 31, 2024 was $0.1 million.
(12)
The SEC requires that the “total annual expenses, net of base management fee waiver” percentage be calculated as a percentage of net assets (defined as total assets less total liabilities), rather than the total assets, including assets that have been purchased with borrowed amounts. If the “total annual expenses, net of base management fee waiver” percentage were calculated instead as a percentage of average consolidated total
assets, our “total annual expenses, net of base management fee waiver” would be 5.89% of average consolidated total assets.

Management Fees [Percent]	[5],[6],[7]	2.96%
Interest Expenses on Borrowings [Percent]	[5],[8]	3.64%
Incentive Fees [Percent]	[5],[9]	3.02%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5],[10]	1.13%
Total Annual Expenses [Percent]	[5],[11]	10.75%
Waivers and Reimbursements of Fees [Percent]	[5],[12]	(0.05%)
Net Expense over Assets [Percent]	[5],[13]	10.70%
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in us. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above, including giving effect to the management fee waiver described in the table above. Transaction expenses are not included in the following example.

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$104	$295	$465	$811
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return resulting entirely from net realized capital gains (all of which is subject to our incentive fee on capital gains)	$113	$318	$496	$845

Purpose of Fee Table , Note [Text Block]		The following table is intended to assist you in understanding the costs and expenses that an investor in an offering will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever there is a reference to fees or expenses paid by “you,” “us,” “the Company” or “Fidus,” or that “we” will pay fees or expenses, stockholders will indirectly bear such fees or expenses as investors in us.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		Total stockholder transaction expenses may include a sales load and will be disclosed in a future prospectus supplement, if any.
Other Expenses, Note [Text Block]		Other expenses represent our estimated annual operating expenses, as a percentage of net assets attributable to common shares estimated for the three months ended March 31, 2024, including professional fees, directors’ fees, insurance costs, expenses of our dividend reinvestment plan, payments under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by our administrator, expenses incurred in a money market fund, and our income tax provision (benefit) relating to deferred and current tax provision (benefit) for U.S. federal income taxes and excise, state and other taxes. See Part I, Item 1. “Business - Management and Other Agreements-Administration Agreement” in our most recent Annual Report on Form 10-K. Other expenses exclude interest payments on borrowed funds and, for issuances of debt securities or preferred stock, interest payments on debt securities and distributions with respect to preferred stock. “Other expenses” are based on actual other expenses for the three months ended March 31, 2024.
Management Fee not based on Net Assets, Note [Text Block]		Our base management fee is 1.75% of the average value of our total assets (other than cash and cash equivalents but including assets purchased with borrowed amounts). This item represents actual base management fees incurred for the three months ended March 31, 2024. We may from time to time decide it is appropriate to change the terms of the investment advisory and management agreement by and between the Company and our investment advisor (the “Investment Advisory Agreement”). Under the 1940 Act, any material change to our Investment Advisory Agreement must be submitted to stockholders for approval. The 2.96% reflected in the table is calculated on our net assets (rather than our total assets). See Part I, Item 1. “Business - Management and Other Agreements-Investment Advisory Agreement” in our most recent Annual Report on Form 10-K.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Information about our senior securities is shown in the following table as of March 31, 2024 (unaudited).

Class and Year	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage per Unit (2)(5)		Involuntary Liquidation Preference per Unit (3)	Average Market Value per Unit (4)
	(dollars in thousands)
SBA debentures
As of March 31, 2024	$175,000	*	*	*	N/A

Credit Facility
As of March 31, 2024	$22,500	$3,111		*	N/A

January 2026 Notes
As of March 31, 2024	$125,000	$3,111		*	N/A

November 2026 Notes
As of March 31, 2024	$125,000	$3,111		*	N/A

Secured Borrowings
As of March 31, 2024	$15,626	$3,111		*	N/A

(1)	Total amount of each class of senior securities outstanding at the end of the period presented.
(2)
Asset coverage per unit is the ratio of the carrying value of our total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness.

(3)
The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it. The “*” indicates information which the SEC expressly does not require to be disclosed for certain types of senior securities.

(4)
Not applicable to the SBA debentures, the Credit Facility, the January 2026 Notes, the November 2026 Notes and the Secured Borrowings because these senior securities are not registered for public trading. The January 2026 Notes and the November 2026 Notes were issued in minimum denominations of $2,000 and integral multiples of $1,000 in excess thereof.

(5)
The “**” indicates that we have excluded our SBA debentures from the asset coverage calculation pursuant to the exemptive relief granted by the SEC in June 2014 that permits us to exclude the senior securities issued by the Funds from the definition of senior securities
in the asset coverage requirement applicable to us under the 1940 Act.

Senior Securities, Note [Text Block]
SENIOR SECURITIES
Information about our senior securities as of the fiscal years ended December 31, 2023 to 2014 is located in the notes to our consolidated financial statements under the caption “Note 6. Debt” in our most recent Annual Report on Form 10-K, and is incorporated herein by reference. The report of our independent registered public accounting firm on the senior securities table is included in our most recent Annual Report on Form
10-K,
filed on February 29, 2024, and is incorporated by reference into the registration statement of which this prospectus is a part.
Information about our senior securities is shown in the following table as of March 31, 2024 (unaudited).

Class and Year	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage per Unit (2)(5)		Involuntary Liquidation Preference per Unit (3)	Average Market Value per Unit (4)
	(dollars in thousands)
SBA debentures
As of March 31, 2024	$175,000	*	*	*	N/A

Credit Facility
As of March 31, 2024	$22,500	$3,111		*	N/A

January 2026 Notes
As of March 31, 2024	$125,000	$3,111		*	N/A

November 2026 Notes
As of March 31, 2024	$125,000	$3,111		*	N/A

Secured Borrowings
As of March 31, 2024	$15,626	$3,111		*	N/A

(1)	Total amount of each class of senior securities outstanding at the end of the period presented.
(2)
Asset coverage per unit is the ratio of the carrying value of our total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness.

(3)
The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it. The “*” indicates information which the SEC expressly does not require to be disclosed for certain types of senior securities.

(4)
Not applicable to the SBA debentures, the Credit Facility, the January 2026 Notes, the November 2026 Notes and the Secured Borrowings because these senior securities are not registered for public trading. The January 2026 Notes and the November 2026 Notes were issued in minimum denominations of $2,000 and integral multiples of $1,000 in excess thereof.

(5)
The “**” indicates that we have excluded our SBA debentures from the asset coverage calculation pursuant to the exemptive relief granted by the SEC in June 2014 that permits us to exclude the senior securities issued by the Funds from the definition of senior securities
in the asset coverage requirement applicable to us under the 1940 Act.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	Our investment objective is to provide attractive risk-adjusted returns by generating both current income from our debt investments and capital appreciation from our equity related investments. Our investment strategy includes partnering with business owners, management teams and financial sponsors by providing customized financing for ownership transactions, recapitalizations, strategic acquisitions, business expansion and other growth initiatives. We
		seek to maintain a diversified portfolio of investments in order to help mitigate the potential effects of adverse economic events related to particular companies, regions or industries. We generally invest in securities that would be rated below investment grade if they were rated by rating agencies. Below investment grade securities, which are often referred to as “high yield” or “junk,” have speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. Fidus Investment Advisors, LLC serves as our investment adviser and as our administrator.
Risk Factors [Table Text Block]
RISK FACTORS
Investing in our securities involves a number of significant risks. In addition to the other information contained in this prospectus and any accompanying prospectus supplement, you should consider carefully the following information before making an investment in our securities. Before deciding whether to invest in our securities, you should carefully consider the risks and uncertainties described in the section titled “Risk Factors” in the applicable prospectus supplement and any related free writing prospectus, and discussed in the section titled “Risk Factors” in Part I, Item 1A of our most recent Annual Report on Form 10-K and any subsequent filings we have made with the SEC that are incorporated by reference into this prospectus or any prospectus supplement, together with other information in this prospectus, the documents incorporated by reference in this prospectus or any prospectus supplement, and any free writing prospectus that we may authorize for use in connection with this offering. The risks and uncertainties described in these documents could materially adversely affect our business, financial condition and results of operations. The risks described in these documents are not the only ones we face. Additional risks and uncertainties that we are unaware of, or that we currently believe are not material, also may become important factors that could adversely affect our business. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks actually occurs, our business, reputation, financial condition, results of operations, revenue, and future prospects could be seriously harmed. This could cause our net asset value and the trading price of our securities to decline, resulting in a loss of all or part of your investment. Please also read carefully the section titled “Special Note Regarding Forward-Looking Statements” in this prospectus.

Share Price [Table Text Block]
PRICE RANGE OF COMMON STOCK
The information in “Item 5. Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities — Issuer Purchases of Equity Securities” in Part II of our most recent Annual Report on Form 10-K is incorporated by reference herein.
Our common stock began trading on June 21, 2011 on the NASDAQ Global Market under the symbol “FDUS.” Effective January 3, 2012, our common stock was included in the Nasdaq Global Select Market. The last reported price for our common stock on May 3, 2024 was $19.98 per share. As of May 3, 2024, we had 20 stockholders of record.
The following table lists the high and low closing sale price for our common stock, and the closing sale price as a percentage of net asset value, or NAV, on our common stock for each fiscal quarter during the last two most recently completed fiscal years and each full fiscal quarter since the beginning of the current fiscal year.

Period	NAV (1)	High Closing Sales Price	Low Closing Sales Price	Premium / (Discount) of High Sales Price to NAV (2)	Premium / (Discount) of Low Sales Price to NAV (2)
Year Ended December 31, 2024:
First Quarter	$19.36	$20.04	$18.79	3.5%	(2.9)%
Second (through May 3, 2024)	*	20.47	19.44	*	*

Year Ended December 31, 2023:
First Quarter	$19.39	$20.90	$18.29	7.8%	(5.7)%
Second Quarter	19.13	20.08	18.10	5.0	(5.4)
Third Quarter	19.28	20.98	18.80	8.8	(2.5)
Fourth Quarter	19.37	20.13	17.69	3.9	(8.7)

Year Ended December 31, 2022:
First Quarter	$19.91	$20.52	$17.02	3.1%	(14.5)%
Second Quarter	19.80	20.94	16.61	5.8	(16.1)
Third Quarter	19.41	20.62	16.92	6.2	(12.8)
Fourth Quarter	19.43	20.69	16.88	6.5	(13.1)

(1)
Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low sales prices. The net asset values shown are based on outstanding shares at the end of each period.

(2)	Calculated as the difference between the respective high or low closing sales price and the quarter end net asset value divided by the quarter end net asset value.
*	NAV has not yet been determined.

Lowest Price or Bid				$ 19.44	$ 18.79	$ 17.69	$ 18.8	$ 18.1	$ 18.29	$ 16.88	$ 16.92	$ 16.61	$ 17.02
Highest Price or Bid				20.47	$ 20.04	$ 20.13	$ 20.98	$ 20.08	$ 20.9	$ 20.69	$ 20.62	$ 20.94	$ 20.52
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[14]				3.50%	3.90%	8.80%	5.00%	7.80%	6.50%	6.20%	5.80%	3.10%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[14]				(2.90%)	(8.70%)	(2.50%)	(5.40%)	(5.70%)	(13.10%)	(12.80%)	(16.10%)	(14.50%)
Share Price				$ 19.98
NAV Per Share	[15]		$ 19.36		$ 19.36	$ 19.37	$ 19.28	$ 19.13	$ 19.39	$ 19.43	$ 19.41	$ 19.8	$ 19.91
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF OUR CAPITAL STOCK
The following description is based on relevant portions of the Maryland General Corporation Law and on our charter and bylaws. This summary is not necessarily complete, and we refer you to the Maryland General Corporation Law and our charter and bylaws for a more detailed description of the provisions summarized below.
Capital Stock
Our authorized capital stock consists of 100,000,000 shares of common stock, par value $0.001 per share, of which 31,553,663 were outstanding as of May 3, 2024. Our common stock trades on the Nasdaq Global Select Market under the ticker symbol “FDUS.” There are no outstanding options or warrants to purchase our stock. No stock has been authorized for issuance under any equity compensation plan. Under Maryland law, our stockholders generally are not personally liable for our debts or obligations.
Under our charter, our board of directors is authorized to classify and reclassify any unissued shares of stock into other classes or series of stock without obtaining stockholder approval. As permitted by the Maryland General Corporation Law, our charter provides that the board of directors, without any action by our stockholders, may amend the charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that we have authority to issue.
Common Stock
All shares of our common stock have equal rights as to earnings, assets, voting, and distributions and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our common stock if, as and when authorized by our board of directors and declared by us out of assets legally available therefor. Shares of our common stock have no preemptive, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time. Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors, which means that holders of a majority of the outstanding shares of common stock can elect all of our directors, and holders of less than a majority of such shares will be unable to elect any director.
Long-Term Debt
The SBA debentures issued by Fund III have fixed interest rates that approximate prevailing
10-year
Treasury Note rates plus a spread and have a maturity of ten years with interest payable semi-annually. The principal amount of the SBA debentures is not required to be paid before maturity but may be pre-paid
at any time. As of March 31, 2024, Fund III had $175.0 million of outstanding SBA debentures.
Credit Facility
On June 16, 2014, we entered into a senior secured revolving credit agreement (the “Credit Agreement” and the senior secured revolving credit facility, the “Credit Facility”) with ING Capital LLC (“ING”), as the administrative agent, collateral agent, and lender. The Credit Facility is secured by certain portfolio investments held by us, but portfolio investments held by the Funds are not collateral for the Credit Facility. On April 24, 2019, we entered into an Amended & Restated Senior Secured Revolving Credit Agreement (the “Amended

Credit Agreement”) among us, as borrower, the lenders party thereto, and ING, as administrative agent. On June 26, 2020, we entered into an amendment to the Amended Credit Agreement that, among other changes, modified certain financial covenants. On August 17, 2022, the Company entered into a second amendment to the Amended Credit Agreement (“Second Amendment”). The Second Amendment, among other things: (i) changed the underlying benchmark used to compute interest under the Amended Credit Agreement to the Secured Overnight Financing Rate (SOFR) from the London Interbank Offered Rate (LIBOR); (ii) reduced the applicable margin from 3.00% to 2.675% on SOFR loans prior to satisfying certain step-down conditions, and from 2.675% to 2.50% after satisfying certain step-down conditions, with commensurate reductions in the applicable margins for base rate loans; (iii) provided for a loan commitment availability period ending on August 17, 2026; (iv) extended the maturity date to August 17, 2027 from April 24, 2023; and (v) amended certain financial covenants, including (a) amending the asset coverage ratio to no less than 1.50 to 1.00 from no less than 2.00 to 1.00 (on a regulatory basis); and (b) requiring the Company to maintain a senior asset coverage ratio of no less than 2.00 to 1.00.
We pay a commitment fee that varies depending on the size of the unused portion of the Credit Facility: 2.500% to 2.675% per annum on the unused portion of the Credit Facility at or below 35% of the commitments and 0.50% per annum on any remaining unused portion of the Credit Facility between the total commitments and the 35% minimum utilization. The Credit Facility is secured by a first priority security interest in all of our assets, excluding the assets of our SBIC subsidiaries.
Amounts available to borrow under the Credit Facility are subject to a minimum borrowing/collateral base that applies an advance rate to certain investments held by us, excluding investments held by the Funds. We are subject to limitations with respect to the investments securing the Credit Facility, including, but not limited to, restrictions on sector concentrations, loan size, payment frequency and status and collateral interests, as well as restrictions on portfolio company leverage, which may also affect the borrowing base and therefore amounts available to borrow.
We have made customary representations and warranties and we are required to comply with various covenants, reporting requirements and other customary requirements for similar credit facilities. These covenants are subject to important limitations and exceptions that are described in the documents governing the Credit Facility. As of March 31, 2024, we were in compliance in all material respects with the terms of the Credit Agreement and the Company had $22.5 million of borrowings outstanding under the Credit Facility.
Outstanding Securities
The following table shows our outstanding classes of securities as of March 31, 2024:

(a) Title of Class	(b) Amount Authorized	(c) Amount Held by us or for Our Account	(d) Amount Outstanding Exclusive of Amounts Shown Under (c)
Common Stock	100,000,000	70,540	31,426,149
SBA Debentures	$325.0 million (1)	—	$175.0 million
Credit Facility	$100.0 million	—	$22.5 million
Notes	$250.0 million	—	$250.0 million

(1)	For more information regarding our limitations as to SBA debenture issuances, see “Regulation — Small Business Administration Regulations” in our most recent Annual Report on Form 10-K.

Outstanding Securities [Table Text Block]
Outstanding Securities
The following table shows our outstanding classes of securities as of March 31, 2024:

(a) Title of Class	(b) Amount Authorized	(c) Amount Held by us or for Our Account	(d) Amount Outstanding Exclusive of Amounts Shown Under (c)
Common Stock	100,000,000	70,540	31,426,149
SBA Debentures	$325.0 million (1)	—	$175.0 million
Credit Facility	$100.0 million	—	$22.5 million
Notes	$250.0 million	—	$250.0 million

(1)	For more information regarding our limitations as to SBA debenture issuances, see “Regulation — Small Business Administration Regulations” in our most recent Annual Report on Form 10-K.

On a 1000 Investment Assuming a 5 percent Annual Return [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 104
Expense Example, Years 1 to 3		295
Expense Example, Years 1 to 5		465
Expense Example, Years 1 to 10		811
On a 1000 Investment Assuming a 5 percent Annual Return Resulting Entirely From Net Realized Capital Gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		113
Expense Example, Years 1 to 3		318
Expense Example, Years 1 to 5		496
Expense Example, Years 1 to 10		$ 845
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common stock
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Stock
Security Voting Rights [Text Block]		Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors, which means that holders of a majority of the outstanding shares of common stock can elect all of our directors, and holders of less than a majority of such shares will be unable to elect any director.
Security Liquidation Rights [Text Block]		In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.
Security Preemptive and Other Rights [Text Block]		Shares of our common stock have no preemptive, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract.
Outstanding Security, Title [Text Block]			Common Stock
Outstanding Security, Authorized [Shares]			100,000,000
Outstanding Security, Held [Shares]			70,540
Outstanding Security, Not Held [Shares]			31,426,149
SBA debentures [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16]		$ 175,000		$ 175,000
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			SBA Debentures
Outstanding Security, Authorized [Shares]	[17]		325,000,000
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]			175,000,000
Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16]		$ 22,500		$ 22,500
Senior Securities Coverage per Unit	[18],[19]		$ 3,111		$ 3,111
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Credit Facility
Outstanding Security, Authorized [Shares]			100,000,000
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]			22,500,000
January 2026 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16]		$ 125,000		$ 125,000
Senior Securities Coverage per Unit	[18],[19]		$ 3,111		$ 3,111
November 2026 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16]		$ 125,000		$ 125,000
Senior Securities Coverage per Unit	[18],[19]		$ 3,111		$ 3,111
Secured Borrowings [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16]		$ 15,626		$ 15,626
Senior Securities Coverage per Unit	[18],[19]		$ 3,111		$ 3,111
Notes [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Notes
Outstanding Security, Authorized [Shares]			250,000,000
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]			250,000,000

[1]	In the event that securities are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load.
[2]	The expenses of administering our dividend reinvestment plan are included in other expenses.
[3]	In the event that we conduct an offering of any of our securities, a corresponding prospectus supplement will disclose the estimated offering expenses because they will be ultimately borne by the Company (and indirectly by our stockholders).
[4]	Total stockholder transaction expenses may include a sales load and will be disclosed in a future prospectus supplement, if any.
[5]	Net assets attributable to common stock equals average net assets, which is calculated as the average of the net assets balances for the three months ended March 31, 2024.
[6]	Our base management fee is 1.75% of the average value of our total assets (other than cash and cash equivalents but including assets purchased with borrowed amounts). This item represents actual base management fees incurred for the three months ended March 31, 2024. We may from time to time decide it is appropriate to change the terms of the investment advisory and management agreement by and between the Company and our investment advisor (the “Investment Advisory Agreement”). Under the 1940 Act, any material change to our Investment Advisory Agreement must be submitted to stockholders for approval. The 2.96% reflected in the table is calculated on our net assets (rather than our total assets). See Part I, Item 1. “Business - Management and Other Agreements-Investment Advisory Agreement” in our most recent Annual Report on Form 10-K.
[7]	Our base management fee is 1.75% of the average value of our total assets (other than cash and cash equivalents but including assets purchased with borrowed amounts). This item represents actual base management fees incurred for the three months ended March 31, 2024. We may from time to time decide it is appropriate to change the terms of the investment advisory and management agreement by and between the Company and the Adviser (the “Investment Advisory Agreement”). Under the 1940 Act, any material change to our Investment Advisory Agreement must be submitted to stockholders for approval. The 2.96% reflected in the table is calculated on our net assets (rather than our total assets). See Part I, Item 1. “Business - Management and Other Agreements-Investment Advisory Agreement” in our most recent Annual Report on Form 10-K.
[8]	As of March 31, 2024, we had outstanding SBA debentures of $175.0 million; we had $125.0 million outstanding of our 4.75% notes due 2026 (the “January 2026 Notes”); we had $125.0 million outstanding of our 3.50% notes due 2026 (the “November 2026 Notes” and together with the January 2026 Notes, the “Notes”); we had outstanding borrowings of $22.5 million under our senior secured revolving credit agreement with certain lenders party thereto and ING Capital, LLC, as administrative agent (the “Credit Facility”), which has a total commitment of $100.0 million. Interest payments on borrowed funds is based on estimated annual interest and fee expenses on outstanding SBA debentures and the Notes and outstanding borrowings under the Credit Facility as of March 31, 2024 with a weighted average stated interest rate of 4.568% as of that date. We also pay a commitment fee between 0.5% and 2.675% per annum based the unutilized commitment under our Credit Facility. We have estimated the annual interest expense on borrowed funds and caution you that our actual interest expense will depend on prevailing interest rates and our rate of borrowing, which may be substantially higher than the estimate provided in this table.
[9]	This item represents actual fees incurred on pre-incentive fee net investment income (income incentive fee) and actual fees payable for the capital gains incentive fee for the three months ended March 31, 2024. The capital gains incentive fee payable as of March 31, 2024 was $0.2 million. For the three months ended March 31, 2024, we accrued capital gains incentive fees (reversal) of $0.5 million in accordance with U.S. GAAP, which equals 0.08% of average net assets attributable to common stock; such amount has not been included in the estimated expenses figure reflected in the table above. The incentive fee consists of two parts: The first, payable quarterly in arrears, equals 20.0% of our pre-incentive fee net investment income, expressed as a rate of return on the value of our net assets (including interest that is accrued but not yet received in cash), subject to a 2.0% quarterly (8.0% annualized) hurdle rate and a “catch-up” provision measured as of the end of each calendar quarter. Under this provision, in any calendar quarter, our investment advisor receives no incentive fee until our pre-incentive fee net investment income equals the hurdle rate of 2.0% but then receives, as a “catch-up,” 100.0% of our pre-incentive fee net investment income with respect to that portion of such pre-incentive fee net investment income, if any, that exceeds the hurdle rate but is less than 2.5%. The effect of this provision is that, if pre-incentive fee net investment income exceeds 2.5% in any calendar quarter, our investment advisor will receive 20.0% of our pre-incentive fee net investment income as if a hurdle rate did not apply. The second part, payable annually in arrears, equals 20.0% of our realized capital gains net of realized capital losses and unrealized capital depreciation, if any, on a cumulative basis from inception through the end of the fiscal year (or upon the termination of the Investment Advisory Agreement, as of the termination date), less the aggregate amount of any previously paid capital gain incentive fees. In accordance with U.S. GAAP, we accrue the capital gains incentive fee in our consolidated financial statements considering the fair value of investments on that date (i.e., the amount of fee which would be payable under a hypothetical liquidation based on the fair value of investments as of that date), which differs from the calculation of the amount payable in cash by the inclusion of unrealized capital appreciation. See Part I, Item 1. “Business - Management and Other Agreements-Investment Advisory Agreement” in our most recent Annual Report on Form 10-K.
[10]	Other expenses represent our estimated annual operating expenses, as a percentage of net assets attributable to common shares estimated for the three months ended March 31, 2024, including professional fees, directors’ fees, insurance costs, expenses of our dividend reinvestment plan, payments under the administration agreement based on our allocable portion of overhead and other expenses incurred by our administrator, expenses incurred in a money market fund, and our income tax provision (benefit) relating to deferred and current tax provision (benefit) for U.S. federal income taxes and excise, state and other taxes. See Part I, Item 1. “Business - Management and Other Agreements-Administration Agreement” in our most recent Annual Report on Form 10-K. Other expenses exclude interest payments on borrowed funds and, for issuances of debt securities or preferred stock, interest payments on debt securities and distributions with respect to preferred stock. “Other expenses” are based on actual other expenses for the three months ended March 31, 2024.
[11]	“Total annual expenses, before base management fee waiver” as a percentage of consolidated net assets attributable to common stock are higher than the total annual expenses percentage would be for a company that is not leveraged. We borrow money to leverage our net assets and increase our total assets.
[12]	The Board of Directors accepted a voluntary, non-contractual, and unconditional waiver from the Investment Advisor to permanently exclude any investments recorded as secured borrowings as defined under GAAP from the base management fee payable as of March 31, 2024. The base management fee waived as of March 31, 2024 was $0.1 million.
[13]	The SEC requires that the “total annual expenses, net of base management fee waiver” percentage be calculated as a percentage of net assets (defined as total assets less total liabilities), rather than the total assets, including assets that have been purchased with borrowed amounts. If the “total annual expenses, net of base management fee waiver” percentage were calculated instead as a percentage of average consolidated total assets, our “total annual expenses, net of base management fee waiver” would be 5.89% of average consolidated total assets.
[14]	Calculated as the difference between the respective high or low closing sales price and the quarter end net asset value divided by the quarter end net asset value.
[15]	Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low sales prices. The net asset values shown are based on outstanding shares at the end of each period.
[16]	Total amount of each class of senior securities outstanding at the end of the period presented.
[17]	For more information regarding our limitations as to SBA debenture issuances, see “Regulation — Small Business Administration Regulations” in our most recent Annual Report on Form 10-K.
[18]	Asset coverage per unit is the ratio of the carrying value of our total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness.
[19]	The “**” indicates that we have excluded our SBA debentures from the asset coverage calculation pursuant to the exemptive relief granted by the SEC in June 2014 that permits us to exclude the senior securities issued by the Funds from the definition of senior securities in the asset coverage requirement applicable to us under the 1940 Act.